SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
General and administrative expense		$ (4)	$ (44)
Other income (expense), net	51	24	(2)
Net income (loss) from discontinued operations	(51)	20	$ (46)
Current Liabilities:
Accounts payable	161	142
Accrued expense and other current liabilities	35	92
Advances from customers	287	255
Current liabilities related to discontinued operations	$ 483	$ 489